Average Annual Total Returns - NVIT Wells Fargo Discovery Fund	Class I Shares 1 Year	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares 10 Years	Russell 2500® Growth Index (reflects no deduction for fees or expenses) 1 Year	Russell 2500® Growth Index (reflects no deduction for fees or expenses) 5 Years	Russell 2500® Growth Index (reflects no deduction for fees or expenses) 10 Years
Total	60.90%	22.84%	16.08%	60.50%	22.52%	15.79%	40.47%	18.68%	15.00%